Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Details)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Cash balance interest crediting rate	3.58%	3.71%
Rate of compensation increase	4.00%	3.52%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.44%	5.77%